Share Capital, Additional Paid-in Capital, Share Premium and Other Reserves - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 € / shares
Class A ordinary shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Nominal value per shares	€ 0.0005
Description of voting right	Each class A share has the right to ten votes
Class B ordinary shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Nominal value per shares	€ 0.0005
Description of voting right	Each class B share has the right to one vote